Other Noncurrent Liabilities	12 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

Note 15 — Other Noncurrent Liabilities

Other noncurrent liabilities consist of the following:

	As of September 30,
	2014	2013
Accrued employees costs(1)	$217,705	$210,335
Noncurrent deferred revenue	18,189	22,641
Accrued pension liability(2)	14,017	16,189
Other	27,649	11,644

	$277,560	$260,809

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.
(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.